Distribution Date:	08/17/26	BANK 2017-BNK9
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540RAA2	2.322000%	26,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06540RAB0	2.766000%	27,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540RAC8	3.470000%	39,690,000.00	10,102,274.63	706,086.73	29,212.41	0.00	0.00	735,299.14	9,396,187.90	39.83%	30.00%
A-3	06540RAD6	3.279000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	06540RAE4	3.538000%	437,655,000.00	433,468,106.34	0.00	1,278,008.47	0.00	0.00	1,278,008.47	433,468,106.34	39.83%	30.00%
A-S	06540RAH7	3.829000%	41,293,000.00	41,293,000.00	0.00	131,759.08	0.00	0.00	131,759.08	41,293,000.00	34.22%	25.88%
B	06540RAJ3	4.031000%	82,586,000.00	82,586,000.00	0.00	277,420.14	0.00	0.00	277,420.14	82,586,000.00	23.00%	17.63%
C	06540RAK0	4.381876%	51,303,000.00	51,303,000.00	0.00	187,336.14	0.00	0.00	187,336.14	51,303,000.00	16.03%	12.50%
D	06540RAU8	2.800000%	47,549,000.00	47,549,000.00	0.00	110,947.67	0.00	0.00	110,947.67	47,549,000.00	9.57%	7.75%
E	06540RAW4	3.367000%	21,273,000.00	21,273,000.00	0.00	41,327.08	0.00	0.00	41,327.08	21,273,000.00	6.68%	5.63%
F	06540RAY0	3.367000%	15,015,000.00	15,015,000.00	0.00	0.00	0.00	0.00	0.00	15,015,000.00	4.64%	4.13%
G	06540RBA1	3.367000%	41,293,526.00	34,128,348.48	0.00	0.00	0.00	0.00	0.00	34,128,348.48	0.00%	0.00%
R	06540RBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2F3FW7	4.381876%	52,686,290.90	38,774,617.34	37,162.46	133,364.31	0.00	0.00	170,526.77	38,737,454.88	0.00%	0.00%
Regular SubTotal			1,053,725,816.90	775,492,346.79	743,249.19	2,189,375.30	0.00	0.00	2,932,624.49	774,749,097.60

X-A	06540RAF1	0.845424%	700,727,000.00	443,570,380.98	0.00	312,504.37	0.00	0.00	312,504.37	442,864,294.25
X-B	06540RAG9	0.295734%	175,182,000.00	175,182,000.00	0.00	43,172.77	0.00	0.00	43,172.77	175,182,000.00
X-D	06540RAL8	1.581876%	47,549,000.00	47,549,000.00	0.00	62,680.51	0.00	0.00	62,680.51	47,549,000.00
X-E	06540RAN4	1.014876%	21,273,000.00	21,273,000.00	0.00	17,991.21	0.00	0.00	17,991.21	21,273,000.00
X-F	06540RAQ7	1.014876%	15,015,000.00	15,015,000.00	0.00	12,698.63	0.00	0.00	12,698.63	15,015,000.00
X-G	06540RAS3	1.014876%	41,293,526.00	34,128,348.48	0.00	28,863.36	0.00	0.00	28,863.36	34,128,348.48
Notional SubTotal			1,001,039,526.00	736,717,729.46	0.00	477,910.85	0.00	0.00	477,910.85	736,011,642.73

Deal Distribution Total					743,249.19	2,667,286.15	0.00	0.00	3,410,535.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540RAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06540RAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540RAC8	254.52946914	17.79004107	0.73601436	0.00000000	0.00000000	0.00000000	0.00000000	18.52605543	236.73942807
A-3	06540RAD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	06540RAE4	990.43334668	0.00000000	2.92012766	0.00000000	0.00000000	0.00000000	0.00000000	2.92012766	990.43334668
A-S	06540RAH7	1,000.00000000	0.00000000	3.19083331	0.00000000	0.00000000	0.00000000	0.00000000	3.19083331	1,000.00000000
B	06540RAJ3	1,000.00000000	0.00000000	3.35916669	0.00000000	0.00000000	0.00000000	0.00000000	3.35916669	1,000.00000000
C	06540RAK0	1,000.00000000	0.00000000	3.65156307	0.00000000	0.00000000	0.00000000	0.00000000	3.65156307	1,000.00000000
D	06540RAU8	1,000.00000000	0.00000000	2.33333340	0.00000000	0.00000000	0.00000000	0.00000000	2.33333340	1,000.00000000
E	06540RAW4	1,000.00000000	0.00000000	1.94270108	0.86313214	23.78049452	0.00000000	0.00000000	1.94270108	1,000.00000000
F	06540RAY0	1,000.00000000	0.00000000	0.00000000	2.80583350	42.92427106	0.00000000	0.00000000	0.00000000	1,000.00000000
G	06540RBA1	826.48181897	0.00000000	0.00000000	2.31897029	105.08535600	0.00000000	0.00000000	0.00000000	826.48181897
R	06540RBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2F3FW7	735.95268670	0.70535351	2.53129054	0.15608728	5.58493253	0.00000000	0.00000000	3.23664405	735.24733319

Notional Certificates
X-A	06540RAF1	633.01454201	0.00000000	0.44597164	0.00000000	0.00000000	0.00000000	0.00000000	0.44597164	632.00689320
X-B	06540RAG9	1,000.00000000	0.00000000	0.24644524	0.00000000	0.00000000	0.00000000	0.00000000	0.24644524	1,000.00000000
X-D	06540RAL8	1,000.00000000	0.00000000	1.31822983	0.00000000	0.00000000	0.00000000	0.00000000	1.31822983	1,000.00000000
X-E	06540RAN4	1,000.00000000	0.00000000	0.84572980	0.00000000	0.00000000	0.00000000	0.00000000	0.84572980	1,000.00000000
X-F	06540RAQ7	1,000.00000000	0.00000000	0.84572960	0.00000000	0.00000000	0.00000000	0.00000000	0.84572960	1,000.00000000
X-G	06540RAS3	826.48181897	0.00000000	0.69898027	0.00000000	0.00000000	0.00000000	0.00000000	0.69898027	826.48181897

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	29,212.41	0.00	29,212.41	0.00	0.00	0.00	29,212.41	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,278,008.47	0.00	1,278,008.47	0.00	0.00	0.00	1,278,008.47	0.00
X-A	07/01/26 - 07/30/26	30	0.00	312,504.37	0.00	312,504.37	0.00	0.00	0.00	312,504.37	0.00
X-B	07/01/26 - 07/30/26	30	0.00	43,172.77	0.00	43,172.77	0.00	0.00	0.00	43,172.77	0.00
X-D	07/01/26 - 07/30/26	30	0.00	62,680.51	0.00	62,680.51	0.00	0.00	0.00	62,680.51	0.00
X-E	07/01/26 - 07/30/26	30	0.00	17,991.21	0.00	17,991.21	0.00	0.00	0.00	17,991.21	0.00
X-F	07/01/26 - 07/30/26	30	0.00	12,698.63	0.00	12,698.63	0.00	0.00	0.00	12,698.63	0.00
X-G	07/01/26 - 07/30/26	30	0.00	28,863.36	0.00	28,863.36	0.00	0.00	0.00	28,863.36	0.00
A-S	07/01/26 - 07/30/26	30	0.00	131,759.08	0.00	131,759.08	0.00	0.00	0.00	131,759.08	0.00
B	07/01/26 - 07/30/26	30	0.00	277,420.14	0.00	277,420.14	0.00	0.00	0.00	277,420.14	0.00
C	07/01/26 - 07/30/26	30	0.00	187,336.14	0.00	187,336.14	0.00	0.00	0.00	187,336.14	0.00
D	07/01/26 - 07/30/26	30	0.00	110,947.67	0.00	110,947.67	0.00	0.00	0.00	110,947.67	0.00
E	07/01/26 - 07/30/26	30	486,156.98	59,688.49	0.00	59,688.49	18,361.41	0.00	0.00	41,327.08	505,882.46
F	07/01/26 - 07/30/26	30	600,692.90	42,129.59	0.00	42,129.59	42,129.59	0.00	0.00	0.00	644,507.93
G	07/01/26 - 07/30/26	30	4,231,712.94	95,758.46	0.00	95,758.46	95,758.46	0.00	0.00	0.00	4,339,344.88
RR Interest	07/01/26 - 07/30/26	30	284,985.08	141,587.96	0.00	141,587.96	8,223.66	0.00	0.00	133,364.31	294,249.38
Totals			5,603,547.90	2,831,759.26	0.00	2,831,759.26	164,473.12	0.00	0.00	2,667,286.15	5,783,984.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,410,535.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,843,777.44	Master Servicing Fee	5,963.72
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,144.09
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	333.89
ARD Interest	0.00	Operating Advisor Fee	1,099.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	186.98
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,843,777.44	Total Fees	12,018.16

Principal		Expenses/Reimbursements
Scheduled Principal	743,249.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	141,707.06
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,632.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,133.71
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	743,249.19	Total Expenses/Reimbursements	164,473.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,667,286.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	743,249.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,410,535.34
Total Funds Collected	3,587,026.63	Total Funds Distributed	3,587,026.61

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	775,492,346.80	775,492,346.80	Beginning Certificate Balance	775,492,346.79
(-) Scheduled Principal Collections	743,249.19	743,249.19	(-) Principal Distributions	743,249.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	774,749,097.61	774,749,097.61	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	778,060,105.28	778,060,105.28	Ending Certificate Balance	774,749,097.60
Ending Actual Collateral Balance	777,258,239.05	777,258,239.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	900,714.33	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	900,714.33	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP	Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP
5,000,000 or less	7	21,429,114.13	2.77%	15	4.6997	2.420334	1.40 or less	6	128,344,854.12	16.57%	18	4.4443	0.749181
5,000,001 to 10,000,000	8	57,797,693.98	7.46%	21	4.7038	1.538772	1.41 to 1.50	4	140,130,596.71	18.09%	15	3.9358	1.489863
10,000,001 to 15,000,000	4	51,409,140.76	6.64%	21	4.4522	2.440005	1.51 to 1.60	4	34,235,014.05	4.42%	15	4.5787	1.543281
15,000,001 to 25,000,000	6	111,743,282.65	14.42%	15	4.1881	2.681560	1.61 to 1.70	1	3,013,800.40	0.39%	15	4.9800	1.646500
25,000,001 to 50,000,000	5	165,088,766.63	21.31%	15	4.3027	1.906583	1.71 to 1.80	1	28,081,272.70	3.62%	14	4.4450	1.774700
50,000,001 or greater	4	301,503,022.30	38.92%	16	4.1014	1.867577	1.81 to 1.90	4	68,608,351.27	8.86%	20	4.4998	1.868850
Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828	1.91 to 2.50	6	125,343,796.27	16.18%	18	4.4556	2.274123
							2.51 to 3.00	3	49,380,279.96	6.37%	13	3.7528	2.730053
							3.01 or greater	5	131,833,054.97	17.02%	14	4.1366	3.664374
							Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	26	65,778,077.16	8.49%	15	4.2990	NAP	Washington	1	28,500,000.00	3.68%	16	4.3850	2.027800
Alabama	1	1,000,769.63	0.13%	14	4.3790	3.840200	Totals	74	774,749,097.61	100.00%	16	4.2583	2.014828
Arizona	1	28,104,613.84	3.63%	15	4.3870	1.871000
									Property Type³
California	4	101,226,676.44	13.07%	13	3.8041	2.677396
Colorado	1	2,122,113.91	0.27%	14	4.3790	3.840200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	12,934,603.36	1.67%	40	4.7900	1.281600		Properties	Balance	Agg. Bal.			DSCR¹
Florida	3	4,556,202.09	0.59%	15	4.4726	2.721782	Defeased	26	65,778,077.16	8.49%	15	4.2990	NAP
Georgia	1	8,439,958.81	1.09%	16	4.4200	1.524200	Industrial	1	14,815,428.21	1.91%	14	4.0100	4.139600
Indiana	1	1,567,470.49	0.20%	14	4.3790	3.840200	Lodging	4	127,087,501.68	16.40%	15	4.4783	2.315722
Kansas	2	6,982,711.53	0.90%	16	4.6091	1.113798	Mixed Use	2	9,264,918.70	1.20%	16	4.1260	1.314120
Louisiana	1	3,714,604.46	0.48%	15	4.8200	3.774100	Mobile Home Park	2	6,859,724.74	0.89%	16	4.5044	2.178068
Maryland	3	54,436,128.72	7.03%	16	4.7692	1.209702	Multi-Family	2	40,397,302.58	5.21%	16	4.4041	2.166425
Massachusetts	1	60,000,000.00	7.74%	15	4.1460	0.385300	Office	4	240,793,282.65	31.08%	14	3.8643	1.539106
Michigan	4	28,287,873.29	3.65%	16	4.4641	1.632911	Other	1	19,000,000.00	2.45%	16	4.3300	1.877700
Minnesota	3	4,171,883.01	0.54%	14	4.3790	3.840200	Retail	31	246,352,861.90	31.80%	19	4.4953	2.089970
Nevada	1	8,499,347.04	1.10%	16	5.0000	1.924700	Self Storage	1	4,400,000.00	0.57%	15	4.6750	2.530800
New Jersey	1	66,400,000.00	8.57%	19	4.3550	2.414300	Totals	74	774,749,097.61	100.00%	16	4.2583	2.014828
New York	2	33,750,000.00	4.36%	16	4.3956	1.620201
Ohio	2	12,970,417.00	1.67%	16	4.4441	2.609506
Pennsylvania	2	107,153,670.47	13.83%	15	3.8576	1.523069
Rhode Island	1	28,081,272.70	3.62%	14	4.4450	1.774700
South Carolina	1	1,410,723.45	0.18%	14	4.3790	3.840200
Tennessee	2	16,161,806.61	2.09%	15	4.6495	1.790748
Texas	7	86,641,323.94	11.18%	19	4.3229	3.100074
Utah	1	1,856,849.67	0.24%	14	4.3790	3.840200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP	Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP
	4.0000% or less	4	172,711,248.23	22.29%	14	3.7529	2.165177	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.4999%	14	396,765,161.05	51.21%	16	4.2871	2.154522	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	14	125,491,526.70	16.20%	18	4.7344	1.498851	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	14,003,084.47	1.81%	39	5.2201	1.916761	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828	49 months or greater	34	708,971,020.45	91.51%	16	4.2546	2.036365
								Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP	Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP
	60 months or less	33	703,467,283.02	90.80%	16	4.2444	2.037396	Interest Only	11	400,850,000.00	51.74%	15	4.0801	1.993701
61 months to 120 months		1	5,503,737.43	0.71%	75	5.5600	1.904500	240 months or less	3	24,060,456.05	3.11%	29	4.5513	1.593067
121 months to 144 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	20	284,060,564.40	36.66%	16	4.4756	2.134118
	145 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828	Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	65,778,077.16	8.49%	15	4.2990	NAP			No outstanding loans in this group
Underwriter's Information		1	20,000,000.00	2.58%	12	3.5625	4.830000
	12 months or less	33	688,971,020.45	88.93%	16	4.2747	1.955269
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	774,749,097.61	100.00%	16	4.2583	2.014828
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310942546	OF	Philadelphia	PA	Actual/360	3.844%	348,554.70	0.00	0.00	N/A	11/11/27	11/11/29	105,300,000.00	105,300,000.00	08/11/26
4	309340004	LO	Plano	TX	Actual/360	4.210%	253,552.55	137,149.06	0.00	N/A	11/01/27	--	69,940,171.36	69,803,022.30	08/01/26
5	309340005	RT	Hackensack	NJ	Actual/360	4.355%	249,009.22	0.00	0.00	N/A	03/01/28	--	66,400,000.00	66,400,000.00	08/01/26
6	453011613	OF	Santa Monica	CA	Actual/360	3.563%	122,708.33	0.00	0.00	N/A	08/09/27	--	40,000,000.00	40,000,000.00	08/09/26
6A	310942258				Actual/360	3.563%	61,354.17	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	08/09/26
7	300801704	OF	Boston	MA	Actual/360	4.146%	214,210.00	0.00	0.00	N/A	11/01/27	--	60,000,000.00	60,000,000.00	01/01/25
8	300801709	LO	Linthicum Heights	MD	Actual/360	4.820%	168,038.08	82,804.26	0.00	N/A	12/01/27	--	40,485,684.35	40,402,880.09	06/01/24
9	453011673	Various Various		Various	Actual/360	4.180%	134,759.50	60,380.73	0.00	N/A	11/05/27	--	37,438,972.13	37,378,591.40	08/05/26
10	300801696	RT	Gilbert	AZ	Actual/360	4.387%	106,335.59	43,662.40	0.00	N/A	11/01/27	--	28,148,276.24	28,104,613.84	08/01/26
11	300801679	RT	Warwick	RI	Actual/360	4.445%	107,651.00	43,375.78	0.00	N/A	10/01/27	--	28,124,648.48	28,081,272.70	08/01/26
12	300801717	MF	Kenmore	WA	Actual/360	4.385%	107,615.21	0.00	0.00	N/A	12/01/27	--	28,500,000.00	28,500,000.00	08/01/26
13	310943184	RT	Various	Various	Actual/360	4.379%	88,613.93	0.00	0.00	N/A	10/06/27	--	23,500,000.00	23,500,000.00	08/06/26
14	310940657	98	Oxnard	CA	Actual/360	4.330%	70,843.61	0.00	0.00	N/A	12/11/27	--	19,000,000.00	19,000,000.00	08/11/26
15	1750593	OF	Novi	MI	Actual/360	4.080%	54,557.98	35,553.16	0.00	N/A	12/01/27	--	15,528,835.81	15,493,282.65	08/01/26
16	310940990	IN	Richmond	CA	Actual/360	4.010%	51,278.53	34,760.03	0.00	N/A	10/11/27	--	14,850,188.24	14,815,428.21	08/11/26
17	300801716	RT	New York	NY	Actual/360	4.270%	65,265.76	0.00	0.00	N/A	12/01/27	--	17,750,000.00	17,750,000.00	08/01/26
18	1750402	RT	Dover	DE	Actual/360	4.790%	53,520.47	40,928.90	0.00	N/A	12/01/29	--	12,975,532.26	12,934,603.36	08/01/26
19	1750107	RT	Brooklyn	NY	Actual/360	4.535%	62,482.22	0.00	0.00	N/A	12/01/27	--	16,000,000.00	16,000,000.00	08/01/26
21	1750798	MF	Columbus	OH	Actual/360	4.450%	45,675.36	22,326.67	0.00	N/A	12/01/27	--	11,919,629.25	11,897,302.58	08/01/26
22	1750505	RT	Murfreesboro	TN	Actual/360	4.640%	47,074.97	20,026.71	0.00	N/A	11/01/27	--	11,781,833.32	11,761,806.61	08/01/26
23	1750051	RT	Worcester	MA	Actual/360	4.610%	45,558.47	17,057.07	0.00	N/A	08/01/27	--	11,476,488.20	11,459,431.13	08/01/26
26	300801706	RT	Sacramento	CA	Actual/360	4.061%	31,935.79	20,967.47	0.00	N/A	12/01/27	--	9,132,412.28	9,111,444.81	08/01/26
27	1750262	RT	Suwanee	GA	Actual/360	4.420%	32,193.46	18,402.39	0.00	N/A	12/01/27	--	8,458,361.20	8,439,958.81	08/01/26
28	300801703	LO	Camp Springs	MD	Actual/360	4.537%	32,818.89	18,069.72	0.00	N/A	11/01/27	--	8,400,321.97	8,382,252.25	08/01/26
29	300801715	LO	Las Vegas	NV	Actual/360	5.000%	36,667.30	16,928.97	0.00	N/A	12/01/27	--	8,516,276.01	8,499,347.04	08/01/26
30	300801721	MU	Pasadena	CA	Actual/360	4.000%	25,615.76	25,584.41	0.00	N/A	12/01/27	--	7,436,832.64	7,411,248.23	08/01/26
31	1750838	RT	Farmington	MI	Actual/360	4.920%	34,768.55	13,106.32	0.00	N/A	12/05/27	--	8,206,582.50	8,193,476.18	08/05/26
32	1750920	RT	Shawnee	KS	Actual/360	4.660%	22,987.96	12,012.86	0.00	N/A	12/01/27	--	5,728,690.52	5,716,677.66	07/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	600941325	RT	Silver Spring	MD	Actual/360	4.750%	23,162.36	11,788.01	0.00	N/A	11/11/27	--	5,662,784.39	5,650,996.38	08/11/26
35	1749598	RT	Coppell	TX	Actual/360	5.560%	26,388.52	7,905.03	0.00	N/A	11/01/32	--	5,511,642.46	5,503,737.43	08/01/26
36	300801718	MH	Houston	TX	Actual/360	4.466%	19,194.24	10,782.99	0.00	N/A	12/01/27	--	4,991,062.95	4,980,279.96	08/01/26
37	1750210	RT	Shreveport	LA	Actual/360	4.820%	15,466.67	11,805.50	0.00	N/A	11/01/27	--	3,726,409.96	3,714,604.46	08/01/26
38	300801705	SS	Brentwood	TN	Actual/360	4.675%	17,713.06	0.00	0.00	N/A	11/01/27	--	4,400,000.00	4,400,000.00	08/01/26
39	610942570	IN	St George	UT	Actual/360	4.700%	15,390.83	6,910.60	0.00	N/A	10/11/27	--	3,802,812.05	3,795,901.45	08/11/26
40	1750728	RT	Allen Park	MI	Actual/360	4.980%	12,950.18	6,063.62	0.00	N/A	11/01/27	--	3,019,864.02	3,013,800.40	08/01/26
41	309340041	RT	Stockbridge	GA	Actual/360	4.751%	9,592.10	4,494.01	0.00	N/A	12/01/27	--	2,344,603.44	2,340,109.43	08/01/26
42	1750162	RT	Colorado Springs	CO	Actual/360	4.580%	6,711.76	9,212.64	0.00	N/A	11/01/27	--	1,701,811.58	1,692,598.94	08/01/26
43	300801719	MH	Fort Pierce	FL	Actual/360	4.606%	7,470.20	3,982.59	0.00	N/A	12/01/27	--	1,883,427.37	1,879,444.78	08/01/26
44	1749930	MU	Philadelphia	PA	Actual/360	4.630%	7,406.28	3,962.82	0.00	N/A	10/01/27	--	1,857,633.29	1,853,670.47	08/01/26
45	410941717	RT	Ann Arbor	MI	Actual/360	4.880%	6,683.88	3,244.47	0.00	N/A	11/11/27	--	1,590,558.53	1,587,314.06	08/11/26
Totals							2,843,777.44	743,249.19	0.00				775,492,346.80	774,749,097.61
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,711,700.29	6,950,601.09	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,884,898.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,200,476.15	1,840,579.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	57,239,470.93	14,424,869.21	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,555,973.00	0.00	--	--	06/11/25	19,248,730.65	1,011,861.38	144,930.00	2,970,400.33	0.00	0.00
8	4,207,569.00	0.00	--	--	06/11/26	17,622,853.26	2,875,578.77	177,271.21	4,143,083.40	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,620,752.28	1,784,084.61	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,995,564.85	4,460,930.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,449,991.35	1,290,575.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	34,652,563.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,565,793.00	780,977.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,853,654.00	925,685.18	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,728,326.76	2,261,001.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,237,679.24	278,900.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,230,587.51	393,719.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,417,690.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,494,490.94	546,594.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,460,106.66	345,773.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,088,681.53	498,973.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,086,553.44	0.00	--	--	--	0.00	0.00	375,237.68	375,237.68	0.00	0.00
29	1,433,032.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	730,640.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,012,613.73	602,193.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	483,152.46	78,333.84	01/01/26	03/31/26	--	0.00	0.00	34,976.15	34,976.15	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	733,215.00	173,329.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	734,784.73	400,232.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	865,944.05	467,356.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	538,595.17	323,770.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	540,564.53	266,384.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	390,717.35	194,299.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	160,554.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	195,347.35	171,489.70	01/01/26	07/09/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	317,848.77	46,943.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	169,819,533.54	39,507,600.12				36,871,583.91	3,887,440.15	732,415.04	7,523,697.56	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	100,402,880.09	0	0.00	2	100,402,880.09	0	0.00	0	0.00	0	0.00	4.258342%	4.207949%	16
07/17/26	0	0.00	0	0.00	2	100,485,684.35	0	0.00	2	100,485,684.35	0	0.00	0	0.00	0	0.00	4.258522%	4.208131%	17
06/17/26	0	0.00	0	0.00	2	100,573,556.24	0	0.00	2	100,573,556.24	0	0.00	0	0.00	0	0.00	4.258713%	4.208324%	18
05/15/26	0	0.00	0	0.00	2	100,655,655.03	0	0.00	2	100,655,655.03	0	0.00	0	0.00	0	0.00	4.258891%	4.208504%	19
04/17/26	0	0.00	0	0.00	2	100,742,846.93	0	0.00	2	100,742,846.93	0	0.00	0	0.00	0	0.00	4.259079%	4.208695%	20
03/17/26	0	0.00	0	0.00	2	100,824,245.97	0	0.00	1	40,824,245.97	0	0.00	0	0.00	0	0.00	4.259255%	4.208872%	21
02/18/26	0	0.00	0	0.00	2	100,921,677.49	0	0.00	1	40,921,677.49	0	0.00	0	0.00	0	0.00	4.259467%	4.209086%	22
01/16/26	0	0.00	0	0.00	2	101,002,337.35	0	0.00	1	41,002,337.35	0	0.00	0	0.00	0	0.00	4.259639%	4.209261%	23
12/17/25	0	0.00	0	0.00	2	101,082,663.81	0	0.00	1	41,082,663.81	0	0.00	0	0.00	0	0.00	4.259811%	4.209435%	24
11/18/25	0	0.00	0	0.00	2	101,168,147.42	0	0.00	1	41,168,147.42	0	0.00	0	0.00	1	85,000,000.00	4.259994%	4.209620%	25
10/20/25	0	0.00	0	0.00	2	101,247,788.52	0	0.00	1	41,247,788.52	0	0.00	0	0.00	0	0.00	4.267988%	4.221025%	26
09/17/25	0	0.00	0	0.00	2	101,332,611.54	0	0.00	1	41,332,611.54	0	0.00	0	0.00	0	0.00	4.268145%	4.221180%	27
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	300801704	01/01/25	18	6	144,930.00	2,970,400.33	0.00	60,000,000.00	09/13/24	7			03/24/26
8	300801709	06/01/24	25	6	177,271.21	4,143,083.40	0.00	42,526,941.71	11/18/20	7			08/24/23
32	1750920	07/01/26	0	B	34,976.15	34,976.15	0.00	5,728,690.52
Totals					357,177.36	7,148,459.88	0.00	108,255,632.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		71,459,431	71,459,431	0		0
13 - 24 Months		579,551,326	479,148,446	0		100,402,880
25 - 36 Months		0	0	0		0
37 - 48 Months		118,234,603	118,234,603	0		0
49 - 60 Months		0	0	0		0
> 60 Months		5,503,737	5,503,737	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	774,749,098	674,346,218	0	0	0	100,402,880
Jul-26	775,492,347	675,006,662	0	0	0	100,485,684
Jun-26	776,278,984	675,705,428	0	0	0	100,573,556
May-26	777,016,398	676,360,743	0	0	0	100,655,655
Apr-26	777,797,409	677,054,562	0	0	0	100,742,847
Mar-26	778,529,032	677,704,786	0	0	60,000,000	40,824,246
Feb-26	779,397,683	678,476,006	0	0	60,000,000	40,921,677
Jan-26	780,123,200	679,120,863	0	0	60,000,000	41,002,337
Dec-25	780,845,951	679,763,287	0	0	60,000,000	41,082,664
Nov-25	781,612,824	680,444,677	0	0	60,000,000	41,168,147
Oct-25	867,329,893	766,082,105	0	0	60,000,000	41,247,789
Sep-25	868,091,289	766,758,678	0	0	60,000,000	41,332,612
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	300801704	60,000,000.00	60,000,000.00	125,000,000.00	10/29/24	2,555,973.00	0.38530	12/31/25	11/01/27	I/O
8	300801709	40,402,880.09	42,526,941.71	34,900,000.00	05/05/26	3,255,015.00	1.08130	12/31/25	12/01/27	255
Totals		100,402,880.09	102,526,941.71	159,900,000.00		5,810,988.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	300801704	OF	MA	09/13/24	7

REO Title Date: March 24, 2026. Description of Collateral: The subject property is a 503,312 SF, 11-story office building located in the Back Bay neighborhood of Boston, MA. The building sits on a full city block totaling 1.05-acres and is located south of the Boston Commons and Public Garden. The building was originally constructed in 1923 and subsequently renovated in 2010 and between 2014 and 2016. The Property lost significant tenants WeWork and Bay State College. As of

YE 2025, the NOI/DSCR /Occ. at the property is $2.5MM/ 0.39x/ 40.6%. Deferred Maintenance/Repair Issues: Latest inspection dated 11/2025 did not note any DM or life safety issues. Lobby is in good condition. Based on in-person visit and discussions with on-site team, building mechanical systems are functioning, no noted roof issues or imminent CapEx needs. Leasing Summary: No renewals or new leases completed to date. PM and Leasing Agent have been retained.

Marketing Summary: Asset is listed for sale and will be sold traditionally. The marketing formally commenced 5/12/2026 and best and final offers have been received, with buyer selected. Anticipate PSA execution in August 2026.

8	300801709	LO	MD	11/18/20	7

The loan transferred to Special Servicing in November 2020 due to borrower-declared imminent default as a result of COVID-19 and subsequently went into payment default for the October 2020 payment. A receivership order was entered in

February 2022 and the third-party hotel operator was appointed as receiver. Marriott remains as manager of the property. The foreclosure sale took place on April 17, 2023, and the Lender was the winning bidder. The property became REO in

August 2023. In Q1 2023 the Special Se rvicer engaged in a process to sell the asset. Given the state of the financing environment and limited offers received, the decision was made not to sell at that time. The hotel was re-listed for sale in Q1

2025; a buyer was identified and a contract was executed; however, the buyer terminated the contract in Q1 2026. Alternative strategies continue to be evaluated. As of June 2026, T-12 RevPAR was $106.47, representing a 0.5% increase over the prior year, with continued growth in contract-segment busine ss helping offset the earlier loss of a corporate travel contract. The projected disposition date is Q4 2027, and the property is not currently being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310942546	0.00	3.84400%	0.00	3.84400%	1	03/18/25	03/18/25	--
10	300801696	30,000,000.00	4.38700%	30,000,000.00 4.38700%		10	06/29/20	07/01/20	08/11/20
28	300801703	0.00	4.53700%	0.00	4.53700%	10	04/15/22	04/15/22	--
29	300801715	9,606,738.44	5.00000%	9,606,738.44 5.00000%		10	06/23/20	06/01/20	08/11/20
Totals		39,606,738.44		39,606,738.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	310942335 11/18/25	85,000,000.00	224,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
25	300801720 08/17/23	10,159,623.98	7,830,000.00	5,971,749.16	2,733,205.28	5,971,749.16	3,238,543.88	6,921,080.10	0.00	279,501.29	6,641,578.81	59.56%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		95,159,623.98	231,830,000.00	5,971,749.16	2,733,205.28	5,971,749.16	3,238,543.88	6,921,080.10	0.00	279,501.29	6,641,578.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	310942335	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	300801720	06/17/24	0.00	0.00	6,641,578.81	0.00	0.00	55,705.70	0.00	0.00	6,641,578.81
		05/17/24	0.00	0.00	6,585,873.11	0.00	0.00	(8,396.19)	0.00	0.00
		03/15/24	0.00	0.00	6,594,269.30	0.00	0.00	(326,810.80)	0.00	0.00
		08/17/23	0.00	0.00	6,921,080.10	0.00	0.00	6,921,080.10	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,641,578.81	0.00	0.00	6,641,578.81	0.00	0.00	6,641,578.81

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	12,916.67	0.00	0.00	68,638.30	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	8,715.67	0.00	0.00	73,068.76	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	624.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	508.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,632.34	0.00	1,133.71	141,707.06	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		164,473.11

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com> , specifically under the "Risk Retention Compliance" tab for the BANK 2017-BNK9 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information

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